First Trust Short Duration High Income Fund
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 82.0%
	Aerospace & Defense – 1.2%
$1,521,656	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/09/23	$1,519,754
344,755	Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	05/30/25	344,410
				1,864,164
	Alternative Carriers – 0.4%
674,656	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	03/01/27	673,138
	Application Software – 5.9%
686,767	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	04/26/24	687,303
1,538,122	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.15%	07/01/24	1,543,643
262,009	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	08/06/22	262,570
371,003	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/21/24	368,313
2,505,417	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/21/24	2,487,252
489,396	Micro Focus International (MA Financeco, LLC), Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	11/19/21	488,887
948,645	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	11/30/24	937,679
688,754	NCR Corp., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	08/28/26	690,910
270,520	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	6.13%	04/26/24	271,421
1,534,059	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.38%	04/26/24	1,533,108
				9,271,086
	Asset Management & Custody Banks – 0.3%
338,841	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.93%	03/01/25	339,159
134,145	Victory Capital Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	07/01/26	134,950
				474,109
	Auto Parts & Equipment – 0.4%
369,256	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.15%-5.30%	06/30/24	213,017
759,027	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	06/30/24	437,867
				650,884
	Automotive Retail – 0.0%
58,500	KAR Auction Services, Inc. (Adesa), Term Loan B-6, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.94%	09/19/26	58,890
	Broadcasting – 3.9%
385,067	Cumulus Media Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.40%	03/31/26	387,458
930,712	E.W. Scripps Company, Term Loan B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	05/01/26	935,133

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting (Continued)
$85,615	Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.16%	11/17/24	$86,079
951,882	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.28%	01/02/26	955,452
1,377,703	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	5.78%	04/29/26	1,378,737
2,472,065	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.53%	09/19/26	2,481,953
				6,224,812
	Building Products – 1.7%
85,392	Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	01/02/25	85,392
2,596,339	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	01/31/27	2,596,339
				2,681,731
	Cable & Satellite – 1.4%
540,503	Cablevision (aka CSC Holdings, Inc.), Sept. 2019 Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.18%	04/15/27	541,686
1,545,390	Cablevision (aka CSC Holdings, LLC), October 2018 Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.93%	01/15/26	1,546,843
194,860	Radiate HoldCo, LLC (RCN), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.65%	02/01/24	194,881
				2,283,410
	Casinos & Gaming – 6.7%
109,660	Aristocrat Technologies, Inc., Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	3.58%	10/19/24	109,831
2,913,859	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	12/22/24	2,910,858
1,324,219	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90%	04/18/24	1,324,828
841,398	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%-4.41%	10/04/23	842,534
370,383	MGM Growth Properties Operating Partnership L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.57%	03/23/25	370,846
248,410	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	10/15/25	249,237
773,618	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	08/14/24	770,910
3,100,548	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.44%	07/10/25	3,116,206
659,358	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.25% Floor	4.15%	01/31/27	659,358
266,461	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.41%	05/10/26	267,031
				10,621,639
	Coal & Consumable Fuels – 0.1%
248,106	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	03/31/25	198,485
	Communications Equipment – 0.3%
480,844	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	04/06/26	480,041

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Construction & Engineering – 0.0%
$61,616	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	07/24/26	$61,977
	Environmental & Facilities Services – 1.2%
825,992	GFL Environment, Inc., 2018 Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	05/31/25	823,308
1,055,200	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.92%	12/04/24	1,051,908
				1,875,216
	Food Distributors – 0.3%
515,622	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	08/31/26	517,261
	Food Retail – 0.7%
1,055,829	Albertson’s, LLC, Term Loan B-8, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	08/15/26	1,055,829
	Health Care Facilities – 0.7%
189,040	Acadia Healthcare Company, Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	02/11/22	189,543
115,456	Acadia Healthcare Company, Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	02/16/23	115,763
563,852	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	07/02/25	565,261
169,473	Select Medical Corporation, Term Loan B, 6 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	03/06/25	170,109
				1,040,676
	Health Care Services – 10.4%
925,190	21st Century Oncology Holdings, Inc., Tranche B Term Loan, 2 Mo. LIBOR + 6.13%, 1.00% Floor	7.92%	01/16/23	919,019
380,203	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.90%	03/14/25	365,945
681,917	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.91%	04/28/22	665,510
1,202,212	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	04/21/24	1,030,897
409,603	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	6.40%	02/15/26	410,628
3,910,376	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	06/07/23	3,923,084
2,010,420	DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	08/12/26	2,011,265
1,609,919	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	08/15/24	1,600,357
2,460,120	Envision Healthcare Corporation, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.40%	10/10/25	2,063,253
1,165,691	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	08/31/24	1,161,075
1,156,994	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	02/06/24	922,703
640,206	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	6.65%	06/28/26	634,072
618,865	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.15%	08/27/25	621,031

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$66,309	Vizient, Inc., Term Loan B-5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	04/30/26	$66,557
				16,395,396
	Health Care Technology – 0.9%
1,129,104	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.15%	03/01/24	1,128,924
256,658	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.15%	07/25/26	257,541
				1,386,465
	Household Appliances – 0.3%
566,096	Traeger Grills (TGP Holdings III, LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.03%	09/25/24	534,961
	Human Resource & Employment Services – 0.6%
937,263	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	05/01/24	939,316
	Insurance Brokers – 9.8%
3,639,143	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	05/10/25	3,630,736
3,994,244	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%-4.48%	01/25/24	4,017,530
395,837	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.15%	10/22/24	395,540
881,106	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.91%	01/31/27	884,190
289,855	HUB International Limited, 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.90%	04/25/25	291,849
10,359	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	4.52%	04/25/25	10,328
4,071,264	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.55%	04/25/25	4,058,806
238,937	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	01/06/24	238,469
1,917,353	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.94%	05/15/24	1,909,205
				15,436,653
	Integrated Telecommunication Services – 1.3%
2,063,920	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	03/15/27	2,060,700
	Interactive Home Entertainment – 0.2%
372,567	Playtika Holding Corp., Term Loan B, 1 Mo. LIBOR + 6.00%, 1.00% Floor	7.65%	11/30/24	376,091
	Leisure Facilities – 1.5%
2,528,354	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.69%	09/18/24	2,395,616
	Life Sciences Tools & Services – 0.4%
419,815	Grifols Worldwide Operations Limited, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.56%	11/15/27	421,784
217,692	Ortho-Clinical Diagnostics, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.01%	05/31/25	215,175
				636,959

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Managed Health Care – 2.8%
$3,257,760	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.69%	06/07/23	$3,198,305
1,165,936	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	12/02/24	1,160,841
				4,359,146
	Metal & Glass Containers – 1.3%
1,986,683	Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.78%	07/01/26	1,993,935
	Movies & Entertainment – 1.8%
2,328,141	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	02/05/25	2,304,859
519,627	PUG LLC (Stubhub), Term Loan B, 2 Mo. LIBOR + 3.50%, 0.00% Floor	5.17%	01/31/27	518,328
				2,823,187
	Other Diversified Financial Services – 5.1%
3,228,489	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	04/04/24	3,226,488
2,664,176	Duff & Phelps Corporation (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	02/13/25	2,667,506
2,095,475	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	10/01/25	2,114,942
				8,008,936
	Packaged Foods & Meats – 0.4%
87,737	B&G Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	09/30/26	87,920
129,268	BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.65%	10/21/24	131,207
324,897	Froneri International Limited, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	01/31/27	325,710
111,838	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.43%	07/07/24	112,956
				657,793
	Paper Packaging – 2.4%
374,454	Reynolds Consumer Products LLC, Term Loan B, 3 Mo. LIBOR + 1.75%, 0.00% Floor	3.50%	01/31/27	376,016
3,391,390	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	02/05/23	3,394,103
				3,770,119
	Pharmaceuticals – 7.2%
480,855	Akorn, Inc., Loan, 1 Mo. LIBOR + 10.00%, 1.00% Floor	11.81%	04/16/21	461,823
3,737,286	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.67%	06/01/25	3,750,366
2,940,895	Endo, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.94%	04/29/24	2,830,611
1,326,150	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	10/15/25	1,331,402
1,014,400	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	4.69%	09/24/24	847,278
162,849	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.91%	02/24/25	135,233
1,254,458	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	09/27/24	1,234,863

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$731,367	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.15%	08/18/22	$730,657
				11,322,233
	Railroads – 0.1%
116,376	Genesee & Wyoming, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.91%	11/05/26	116,909
	Real Estate Services – 0.6%
984,925	Realogy Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90%	02/08/25	973,105
	Research & Consulting Services – 0.1%
105,061	Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	10/31/26	105,481
	Restaurants – 0.6%
750,000	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	11/14/26	748,688
258,735	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.38%	02/05/25	259,092
				1,007,780
	Security & Alarm Services – 0.1%
170,541	Garda World Security Corporation, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	6.66%	10/30/26	171,501
	Semiconductors – 0.1%
201,578	ON Semiconductor Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	09/19/26	202,360
	Specialized Consumer Services – 2.2%
114,154	Aramark Services, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.47%	12/31/26	114,297
1,114,000	Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.15%	08/04/25	1,130,532
985,000	Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	11/03/24	985,414
216,695	Asurion, LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	08/04/22	217,019
1,023,871	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	11/03/23	1,024,639
				3,471,901
	Systems Software – 6.6%
2,452,896	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.19%	09/13/24	2,459,151
234,945	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.94%	09/13/25	240,231
686,487	Dynatrace, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	08/22/25	688,416
426,067	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.40%	09/30/24	427,295
690,522	Misys Financial Software Ltd. (Almonde, Inc.)(Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.28%	06/13/24	682,471
1,804,388	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	04/24/22	1,550,529

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$980,700	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	4.81%	02/28/27	$981,318
973,443	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	04/16/25	973,238
674,936	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	04/16/25	674,794
473,125	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	04/16/25	472,642
603,046	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	03/15/26	598,523
781,047	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	06/15/25	771,612
				10,520,220
	Total Senior Floating-Rate Loan Interests			129,700,111
	(Cost $131,368,482)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 13.6%
	Alternative Carriers – 0.0%
43,000	Level 3 Financing, Inc.	5.38%	08/15/22	43,183
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (c)	5.13%	06/01/25	159,327
	Broadcasting – 3.4%
986,000	Gray Television, Inc. (c)	5.13%	10/15/24	1,020,101
2,000,000	Nexstar Broadcasting, Inc. (c)	5.63%	08/01/24	2,084,170
2,165,000	Sinclair Television Group, Inc. (c)	5.63%	08/01/24	2,231,757
				5,336,028
	Casinos & Gaming – 0.5%
54,000	Caesars Resort Collection LLC/CRC Finco, Inc. (c)	5.25%	10/15/25	54,940
387,000	Eldorado Resorts, Inc.	6.00%	04/01/25	405,775
190,000	Golden Nugget, Inc. (c)	6.75%	10/15/24	195,736
58,000	VICI Properties L.P./VICI Note Co., Inc. (c)	3.50%	02/15/25	58,993
				715,444
	Coal & Consumable Fuels – 0.3%
500,000	Peabody Energy Corp. (c)	6.00%	03/31/22	465,000
	Diversified Real Estate Activities – 0.2%
355,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88%	06/15/24	386,210
	Food Retail – 0.3%
415,000	Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC (c)	3.50%	02/15/23	423,375
	Health Care Facilities – 3.1%
522,000	Acadia Healthcare Co., Inc.	5.63%	02/15/23	530,047
3,339,000	Tenet Healthcare Corp.	8.13%	04/01/22	3,653,934
695,000	Tenet Healthcare Corp. (c)	4.63%	09/01/24	716,719
				4,900,700
	Health Care Services – 0.7%
490,000	DaVita, Inc.	5.13%	07/15/24	502,046
487,000	DaVita, Inc.	5.00%	05/01/25	499,767

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Services (Continued)
$102,000	MEDNAX, Inc. (c)	5.25%	12/01/23	$104,253
				1,106,066
	Health Care Technology – 0.6%
1,000,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (c)	5.75%	03/01/25	1,020,970
	Insurance Brokers – 0.8%
727,000	AmWINS Group, Inc. (c)	7.75%	07/01/26	795,703
462,000	HUB International Ltd. (c)	7.00%	05/01/26	480,492
				1,276,195
	Leisure Facilities – 1.0%
1,641,000	Constellation Merger Sub, Inc. (c)	8.50%	09/15/25	1,498,093
	Managed Health Care – 1.0%
1,000,000	MPH Acquisition Holdings LLC (c)	7.13%	06/01/24	971,110
672,000	Polaris Intermediate Corp. (c) (d)	8.50%	12/01/22	626,644
				1,597,754
	Movies & Entertainment – 0.3%
599,000	AMC Entertainment Holdings, Inc.	5.75%	06/15/25	534,359
	Oil & Gas Exploration & Production – 0.0%
625,000	Sanchez Energy Corp. (e) (f) (g)	6.13%	01/15/23	34,062
	Packaged Foods & Meats – 0.1%
214,000	B&G Foods, Inc.	5.25%	04/01/25	218,914
	Paper Packaging – 0.3%
399,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (c)	7.00%	07/15/24	412,716
	Pharmaceuticals – 0.7%
152,000	Eagle Holdings Co. II LLC (c) (h)	7.63%	05/15/22	153,899
914,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC (c)	6.38%	08/01/23	941,411
				1,095,310
	Real Estate Services – 0.2%
268,000	Realogy Group LLC/Realogy Co-Issuer Corp. (c)	5.25%	12/01/21	270,278
	Total Corporate Bonds and Notes			21,493,984
	(Cost $21,701,717)
FOREIGN CORPORATE BONDS AND NOTES – 0.5%
	Cable & Satellite – 0.2%
250,000	Virgin Media Finance PLC (c)	6.00%	10/15/24	258,254
	Diversified Real Estate Activities – 0.1%
196,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. (c)	5.88%	04/15/23	211,761
	Pharmaceuticals – 0.2%
91,000	Bausch Health Cos., Inc. (c)	5.88%	05/15/23	91,853
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (c)	5.63%	10/15/23	99,479

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (c)	5.50%	04/15/25	$91,875
				283,207
	Total Foreign Corporate Bonds and Notes			753,222
	(Cost $1,034,917)

Shares	Description	Value
COMMON STOCKS – 0.2%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (i)	5,964
	Electric Utilities – 0.2%
14,134	Vistra Energy Corp.	318,298
	Oil & Gas Exploration & Production – 0.0%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (i) (j)	59,867
	Total Common Stocks	384,129
	(Cost $377,488)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp. (g) (i)	14,607
	Life Sciences Tools & Services – 0.0%
1	New Millenium Holdco, Inc., Corporate Claim Trust (g) (i) (k) (l)	0
1	New Millenium Holdco, Inc., Lender Claim Trust (g) (i) (k) (l)	0
		0
	Total Rights	14,607
	(Cost $23,096)
WARRANTS – 0.0%
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus, LLC First Lien Warrants (g) (i)	372
	(Cost $1,240)
MONEY MARKET FUNDS – 7.6%
11,950,246	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.45% (m)	11,950,246
	(Cost $11,950,246)
	Total Investments – 103.9%	164,296,671
	(Cost $166,457,186) (n)
	Net Other Assets and Liabilities – (3.9)%	(6,136,844)
	Net Assets – 100.0%	$158,159,827

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $15,438,909 or 9.8% of net assets.
(d)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 01, 2019 to January 31, 2020), this security paid all of its interest in cash.
(e)	This issuer has filed for protection in bankruptcy court.
(f)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 01, 2019 to January 31, 2020), this security paid all of its interest in cash.
(i)	Non-income producing security.
(j)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $59,867 or 0.0% of net assets.
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(l)	This security’s value was determined using significant unobservable inputs.
(m)	Rate shown reflects yield as of January 31, 2020.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,217,704 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,378,219. The net unrealized depreciation was $2,160,515.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 129,700,111	$ —	$ 129,700,111	$ —
Corporate Bonds and Notes*	21,493,984	—	21,493,984	—
Foreign Corporate Bonds and Notes*	753,222	—	753,222	—
Common Stocks:
Oil & Gas Exploration & Production	59,867	—	59,867	—
Other industry categories*	324,262	324,262	—	—
Rights:
Electric Utilities	14,607	—	14,607	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	372	—	372	—
Money Market Funds	11,950,246	11,950,246	—	—
Total Investments	$ 164,296,671	$ 12,274,508	$ 152,022,163	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.